FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of financial liabilities measured at fair value

As at December 31, 2021:	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2019 Convertible Notes	$—	$—	$6,587,429	$6,587,429
2020 Convertible notes, warrants and derivative warrant liabilities	$—	$—	$6,129,315	$6,129,315
2021 Derivative warrant liabilities	$—	$—	$405,508	$405,508

As at December 31, 2020:	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2019 Convertible Notes	$—	$—	$6,195,357	$6,195,357
2020 Convertible notes, warrants and derivative warrant liabilities	$—	$—	$9,117,147	$9,117,147

As at December 31, 2019:	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$5,400,189	$5,400,189
2019 Convertible Notes	$—	$—	$9,265,480	$9,265,480

Schedule of carrying amounts of financial assets and financial liabilities

	Note	2021	2020	2019
Assets at amortized cost
Cash and cash equivalents	6	$51,537,367	$12,935,860	$5,292,833
Accounts receivable	7	1,369,455	987,057	715,696
Restricted cash	11	469,808	470,460	462,874
		$53,376,630	$14,393,377	$6,471,403

Other financial liabilities at amortized cost
Accounts payable and accrued liabilities (current)	14	$4,629,163	$7,243,500	$7,794,456
Accounts payable and accrued liabilities (non-current)	14	—	—	1,186,601

Financial liabilities at fair value through profit and loss
2017 Convertible Notes (current)	16(b)	$—	$—	$5,400,189
2019 Convertible Notes (current)	16(c)	38,633	38,633	1,090,561
2019 Convertible Notes (non-current)	16(c)	6,548,796	6,156,724	8,174,919
2020 Convertible Notes (current)	16(d)	40,587	37,525	—
2020 Convertible notes, warrants and derivative warrant liabilities (non-current)	16(d)	6,088,728	9,079,622	—
2021 Derivative warrant liabilities (non-current)	16(e)	405,508	—	—
		$17,751,415	$22,556,004	$23,646,726

Summary of ageing of trades payables

Trade payables were aged as follows as at December 31, 2021 and do not include accrued liabilities. All trades payables are current liabilities:

Total
Current	$921,956
31-60 days	397,400
Over 60 days	115,001
$1,434,357